Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023
Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss [Abstract]
Outstanding debt balance	$ 20,330
Payments	7,750
Extinguishment of long-term debt		$ 12,580
Outstanding lease liability	373
Payments of lease liability	$ 118
Gain on extinguishment of lease liabilities		255
Provision of VAT receivable